Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment:

December 31, 2021	Cost	Accumulated depreciation	Net book value
Vessels	$9,410.9	$(2,830.4)	$6,580.5
Equipment and other	557.3	(185.6)	371.7
Property, plant and equipment	$9,968.2	$(3,016.0)	$6,952.2

December 31, 2020	Cost	Accumulated depreciation	Net book value
Vessels	$9,148.9	$(2,571.3)	$6,577.6
Equipment and other	543.1	(146.0)	397.1
Property, plant and equipment	$9,692.0	$(2,717.3)	$6,974.7

During the year ended December 31, 2021, depreciation and amortization expense relating to property, plant and equipment was $345,164,000 (2020 - $324,597,000; 2019 – $233,729,000).
In February 2020, the Company acquired gas turbines and other equipment of $447,166,000 as part of the acquisition of APR Energy (note 3).
In February 2020, sales-type leases related to six bareboat charters were re-assessed to be operating leases at lease modification. Accordingly, vessels of $377,393,000 were reclassified to property, plant and equipment and recorded at a value equal to the net investment in leases derecognized (note 7).
Upon commencement of a fixed rate bareboat charter in February 2021, $88,060,575 was reclassified to net investment in lease from property, plant and equipment (note 7).
During the year ended December 31, 2020 the Company took delivery of ten secondhand vessels, with an aggregate purchase price of $785,033,000, including one vessel that was reclassified to property, plant and equipment from net investment in leases at lease modification, subsequent to initial acquisition during the year.
During the year ended December 31, 2021, the Company took delivery of four vessels, with an aggregate purchase price of $358,500,000.
During the year ended December 31, 2021, the Company sold one 4,250 TEU vessel to a wholly owned subsidiary of the ZE JV for $38,280,000 (note 6(e)), resulting in a gain on sale of $15,884,000.